Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current:
State
Federal
Foreign	347	1,435
Deferred:
State
Federal	1	58
Noncurrent:
State
Federal	200	525
Foreign	698
Total	$ 1,246	$ 2,018